Loans Payable (Tables)	12 Months Ended
Dec. 31, 2023
Loans Payable [Abstract]
Schedule of Loans Payable	A continuity of the Company’s loans payable is as follows:
		Related party	Related party
	0.1% Loan	6% Loans	LOC	Total
Balance, December 31, 2021	$22,754	$39,819	$52,973	$115,546
Extinguished during the year	(21,076)	(36,883)	(50,866)	(108,825)
Effects of currency translation	(1,678)	(2,936)	(2,107)	(6,721)
Balance, December 31, 2022	$-	$-	$-	$-